As filed with the Securities and Exchange Commission on June 8, 2011
Securities Act Registration Statement No. 033-66528
Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 42	☒
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43	☒
(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
760 Moore Road
King of Prussia, PA 19406
(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.
Bessemer Investment Management LLC
630 Fifth Avenue
New York, New York 10111
(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On [ ] pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

OLD WESTBURY FUNDS, INC.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of updating Part C to the Registrant’s Registration Statement. This Post-Effective Amendment does not supersede or amend the current versions of the Registrant’s Prospectus (Part A) or Statement of Additional Information (Part B), each dated March 1, 2011, included in Post-Effective Amendment No. 40 under the 1933 Act and Amendment No. 41 under the 1940 Act, as supplemented.

PART C

OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 28.           EXHIBITS

(a)(i)	Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement filed on February 28, 1996 (File No. 33-66528).

(a)(ii)

Articles Supplementary of the Registrant, Amendment No. 1 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(iii)

Articles Supplementary of the Registrant, Amendment No. 2 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(iv)

Articles Supplementary of the Registrant, Amendment No. 3 are incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement filed on February 29, 2000 (File No. 33-66528).

(a)(v)

Articles Supplementary of the Registrant, Amendment No. 4 are incorporated by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement filed on February 20, 2004 (File No. 33-66528).

(a)(vi)

Articles Supplementary of the Registrant, Amendment No. 5 are incorporated by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement filed on May 28, 2004 (File No. 33-66528).

(a)(vii)

Articles Supplementary of the Registrant, Amendment No. 6 are incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(a)(viii)

Articles Supplementary of the Registrant, Amendment No. 7 are incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(a)(ix)

Articles of Amendment of the Registrant dated July 29, 2008 are incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(a)(x)

Articles of Amendment of the Registrant dated October 2, 2008 are incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(a)(xi)

Articles of Amendment of the Registrant dated October 23, 2008 are incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on February 25, 2009 (File No. 33-66528).

(b)(i)	Copy of By-Laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement filed on February 28, 1996 (File No. 33-66528).

(b)(ii)	Amendment No. 1 to By-Laws of the Registrant is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(c)	Not Applicable.

(d)(i)

Investment Advisory Agreement dated September 1, 2010 between the Registrant and Bessemer Investment Management LLC (“BIM”) is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(d)(ii)

Sub-Advisory Agreement dated April 6, 2005 among the Registrant, BIM and Dimensional Fund Advisors, LP (formerly Dimensional Fund Advisors, Inc.) (“Dimensional”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(d)(iii)

Sub-Advisory Agreement dated October 1, 2008 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(iv)

Sub-Advisory Agreement dated November 12, 2007 among the Registrant, BIM and Franklin Advisers, Inc. (“Franklin”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008.

(d)(v)

Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Shenkman Capital Management, Inc. (“Shenkman”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(vi)

Sub-Advisory Agreement dated September 25, 2009 among the Registrant, BIM and BlackRock Financial Management, Inc. (“BlackRock”) with respect to the Global Opportunities Fund is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(vii)

Sub-Advisory Agreement dated January 21, 2011 among the Registrant, BIM and Mondrian Investment Partners Limited (“Mondrian”) with respect to the Global Small & Mid Cap Fund is incorporated by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on February 28, 2011 (File No. 33-66528).

(d)(viii)

Amendment to Sub-Advisory Agreement dated September 24, 2008 among the Registrant, BIM and Dimensional is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(ix)

Second Amendment to Sub-Advisory Agreement dated March 4, 2009 among the Registrant, BIM and Dimensional is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(x)

Amendment No. 1 to Sub-Advisory Agreement dated April 1, 2009 among the Registrant, BIM and Shenkman is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(xi)

Fee Waiver Commitment Letter of BIM (relating to the Real Return Fund) dated October 15, 2008 is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(xii)

Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. dated April 27, 2011 (relating to the U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund, Global Opportunities Fund, Fixed Income Fund, Municipal Bond Fund and Real Return Fund) is filed herewith.

(e)(i)

Underwriting Agreement between Registrant and BNY Mellon Distributors Inc. dated July 1, 2010 is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(f)	Not Applicable.

(g)(i)

Custody Agreement between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed on October 5, 1993 (File No. 33-66528).

(g)(ii)	Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective

Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)

Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)

Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)

Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on September 26, 2007 (File No. 33-66528).

(g)(vi)

Fifth Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on August 20, 2008 (File No. 33-66528).

(g)(vii)

Sixth Amendment to Custodian Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(g)(viii)	Seventh Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Bessemer Trust Company is filed herewith.

(g)(ix)

Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(x)

Amended Schedule to Global Custodial Services Agreement dated November 7, 2007 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(g)(xi)

First Amendment to Custodian Agreement dated December 1, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xii)	Third Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Citibank, N.A., is incorporated by reference to Post-Effective

Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(g)(xiii)	Fourth Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Citibank, N.A., is filed herewith.

(g)(xiv)	Amended Schedule to Global Custodial Services Agreement dated May 11, 2011 between the Registrant and Citibank, N.A., is filed herewith.

(g)(xv)

Fee Waiver Commitment Letter of Citibank (relating to the Real Return Fund) dated July 23, 2008 is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(h)(i)

Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(h)(ii)

Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(iii)

Amended and Restated Exhibits to Administration and Accounting Services Agreement dated November 12, 2007 between the Registrant and BNY Mellon are incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(h)(iv)	Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement dated January 27, 2011 between the Registrant and BNY Mellon is filed herewith.

(h)(v)

Fee Waiver Commitment Letter of BNY Mellon (relating to the Real Return Fund) is incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on February 25, 2009 (File No. 33-66528).

(h)(vi)

Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(vii)	Amended and Restated Exhibit to Transfer Agency Services Agreement dated November 12, 2007 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(h)(viii)

Participation Agreement dated January 25, 2008 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(i)

Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(m)(ii)

Amended Appendix A to Shareholder Servicing Plan dated September 1, 2010 is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(m)(iii)

First Amendment to Shareholder Servicing Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(n)	Not Applicable.

(o)	Reserved.

(p)(i)

Code of Ethics of the Registrant as amended May 14, 2007 is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM and its affiliates is incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on March 16, 2005 (File No. 33-66528).

(p)(iii)	Code of Conduct of BNY Mellon Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(p)(iv)	Code of Ethics of Dimensional is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(p)(v)	Code of Ethics of Champlain is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(p)(vi)	Code of Ethics of Franklin is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(p)(vii)	Code of Ethics of Shenkman is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(p)(viii)	Code of Ethics of BlackRock is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(p)(ix)	Code of Ethics of Mondrian is incorporated by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on February 28, 2011 (File No. 33-66528).

(q)(i)	Power of Attorney of Patricia L. Francy is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(ii)	Power of Attorney of Marc D. Stern is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iii)	Power of Attorney of Eugene P. Beard is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(iv)	Power of Attorney of Robert M. Kaufman is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(v)	Power of Attorney of John R. Whitmore is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(q)(vi)	Power of Attorney of Stephen M. Watson is incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on August 24, 2007 (File No. 33-66528).

(q)(vii)	Power of Attorney of Peter C. Artemiou is incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on February 25, 2009 (File No. 33-66528).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

OWF Real Return Fund Ltd., a wholly-owned subsidiary of Old Westbury Real Return Fund organized under the laws of the Cayman Islands.

ITEM 30.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is an affiliate of Bessemer Trust Company and a subsidiary of Bessemer Trust Company, N.A. which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

Dimensional is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Dimensional is included in Dimensional’s Form ADV on file with the SEC and is incorporated by reference.

Champlain is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

Franklin is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of Franklin is included in Franklin’s Form ADV on file with the SEC and is incorporated by reference.

Shenkman is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of Shenkman is included in Shenkman’s Form ADV on file with the SEC and is incorporated by reference.

BlackRock is a sub-adviser to the Global Opportunities Fund. Information regarding the directors and officers of BlackRock is included in BlackRock’s Form ADV on file with the SEC and is incorporated by reference.

Mondrian is a sub-adviser to the Global Small & Mid Cap Fund. Information regarding the directors and officers of Mondrian is included in Mondrian’s Form ADV on file with the SEC and is incorporated by reference.

ITEM 32. PRINCIPAL UNDERWRITER

(a)

BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of February 1, 2011, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
The Industry Leaders Fund
Kalmar Pooled Investment Trust
Matthews International Funds, dba Matthews Asia Funds
Metropolitan West Funds
The Motley Fool Funds Trust
New Alternatives Fund, Inc.
Old Westbury Funds, Inc.
The RBB Fund, Inc.
Stratton Multi-Cap Fund, Inc.
Stratton Real Estate Fund, Inc.
The Stratton Funds, Inc.
The Torray Fund

(b)

The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc., a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

        Board of Directors

Name	Position	Effective Date

Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
John F. Fulgoney	Director	January 11, 2011
Dennis J. Westley	Director	March 4, 2008

        Officers

Name	Position(s) with Distributor	Effective Date

John F. Fulgoney	President and Chief Executive Officer	January 18, 2011
Bruno Di Stefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007
Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John J. Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer – Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer – Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer – Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	BNY Mellon Investment Servicing (US) Inc., Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	BNY Mellon Distributors Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as underwriter).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, New Jersey 07095 (records relating to its functions as custodian).

(5)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013 (records relating to its function as custodian).

(6)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 (records relating to its functions as investment adviser).

(7)	Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746 (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund,).

(8)	Champlain Investment Partners, LLC, 346 Shelburne Road, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund,).

(9)	Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(10)	Shenkman Capital Management, Inc., 461 Fifth Avenue, New York, New York 10017 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(11)	BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022 (records relating to its function as sub-adviser to the Global Opportunities Fund).

(12)	Mondrian Investment Partners Limited, 10 Gresham Street, London EC2V 7JD (records relating to its function as sub-adviser to the Global Small & Mid Cap Fund).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 8th day of June, 2011.

OLD WESTBURY FUNDS, INC.

By:

Marc D. Stern, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 8th day of June, 2011.

Name	Title	Date

	President*	June 8, 2011

Marc D. Stern

	Director*	June 8, 2011

Patricia Francy

	Director*	June 8, 2011

Robert M. Kaufman

	Director*	June 8, 2011

Eugene P. Beard

	Director*	June 8, 2011

John R. Whitmore

	Director*	June 8, 2011

Stephen M. Watson

	Treasurer, Principal Financial Officer*	June 8, 2011

Peter C. Artemiou

*By:	/s/ Steven Williamson

Steven L. Williamson
As Attorney-in-Fact
June 8, 2011

EXHIBIT INDEX

Exhibit No.	Description

99.28(d)(xii)

Fee Waiver Letter Commitment Letter of BIM and Bessemer Trust Company, N.A. relating to the U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund, Global Opportunities Fund, Fixed Income Fund, Municipal Bond Fund and Real Return Fund

99.28(g)(viii)	Seventh Amendment to Custodian Agreement between Registrant and Bessemer Trust Company

99.28(g)(xiii)	Fourth Amendment to Custodian Agreement between Registrant and Citibank, N.A.

99.28(g)(xiv)	Amended Schedule to Global Custodial Services Agreement between Registrant and Citibank, N.A.

99.28(h)(iv)	Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement between Registrant and BNY Mellon